Note 19 - Other Charges (Details) - Changes in Restructuring Provision - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Fiscal 2015 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Balance	$ 446
Balance	141	$ 446
Accruals and adjustments	50	715
Cash draw downs	(355)	(269)
Fiscal 2014 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Balance	25	148
Balance		25	$ 148
Accruals and adjustments	33	100	1,904
Cash draw downs	(57)	(215)
Foreign exchange	(1)	(8)
Workforce Reduction [Member] | Fiscal 2015 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Balance	226
Balance		226
Accruals and adjustments	24	464
Cash draw downs	(250)	(238)
Workforce Reduction [Member] | Fiscal 2014 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Balance		52
Balance			52
Accruals and adjustments		64
Cash draw downs		(116)
Facility Closing [Member] | Fiscal 2015 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Balance	220
Balance	141	220
Accruals and adjustments	14	224
Cash draw downs	(93)	(4)
Facility Closing [Member] | Fiscal 2014 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Balance	25	96
Balance		25	$ 96
Accruals and adjustments	33	36
Cash draw downs	(57)	(99)
Foreign exchange	(1)	(8)
Other Restructuring [Member] | Fiscal 2015 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Accruals and adjustments	12	27
Cash draw downs	$ (12)	$ (27)